Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Securities Act File Number	001-42984
Entity Registrant Name	Grayscale Chainlink Trust ETF
Entity Central Index Key	0001852025
Entity Tax Identification Number	86-6368584
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Grayscale Chainlink Trust ETF Shares
Trading Symbol	GLNK
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Entity Ex Transition Period	false